Personnel expenses - Defined benefit pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	kr 10	kr 8	kr 57
Contributions by the employer	(14)	(7)	(10)
Pension Payments incl. special payroll tax / Benefits paid	(1)	(1)	(2)
Balance at end of the period	7	10	8
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	191	167	258
Service cost	3	3	5
Interest cost / Expected return on plan assets	6	6	4
Pension Payments incl. special payroll tax / Benefits paid	(10)	(8)	(8)
Actuarial (gains) and losses, effect due to changed demographic assumptions		1
Actuarial (gains) and losses, effect due to changed financial assumptions	(6)	22	(98)
Actuarial (gains) and losses, effect due to experience based outcome	4	0	6
Balance at end of the period	188	191	167
Plan assets
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	(181)	(180)	(201)
Interest cost / Expected return on plan assets	(6)	(6)	(4)
Contributions by the employer	(14)	(7)	(10)
Pension Payments incl. special payroll tax / Benefits paid	9	7	7
Return on plan assets excluding interest income	(8)	5	28
Balance at end of the period	(200)	(181)	kr (180)
Expected contribution from the employer	6	5
Expected compensation paid	kr 10	kr 8